Inventories - Net Inventories (Details) - Revelyst Business - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Entity Information [Line Items]
Raw materials	$ 63,944	$ 69,957	$ 70,567
Work in process	9,750	11,186	13,263
Finished goods	209,386	212,603	319,809
Net inventories	$ 283,080	$ 293,746	$ 403,639